PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 4: PREPAID EXPENSES AND OTHER CURRENT ASSETS
	As of June 30,	As of December 31,
	2025	2024

Receivables from governmental authorities	$262	$119
Prepaid expenses	153	38

	$415	$157